CUSTOMER DEPOSITS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Customer Deposits
CUSTOMER DEPOSITS

13. CUSTOMER DEPOSITS

	As of
	March 31, 2023	December 31, 2022

Customer deposits	$284,636	$289,487
Unexpired product coupons	59,307	73,531
Total	$343,943	$363,018

Customer deposits represent amounts advanced by customers on product orders and unexpired product coupons issued to the Company’s members and distributors of its network marketing business.

12. CUSTOMER DEPOSITS

	As of December 31,
	2022	2021
Customer deposits	$289,487	$273,581
Unexpired product coupons	73,531	6,108
Total	$363,018	$279,689

Customer deposits represent amounts advanced by customers on product orders and unexpired product coupons issued to the Company’s members and distributors of its network marketing business.